Research and development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and development expenses
Personnel expenses	€ 75,121	€ 45,733	€ 26,519
External research and development expenses	228,438	137,050	48,859
Materials and consumables	3,099	2,027	1,464
Depreciation and amortization	2,472	1,641	494
Other expenses	16,349	11,214	6,273
Research and development expenses	€ 325,479	€ 197,665	€ 83,609